Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 2.0%
Security	Shares	Value
Eaton Vance Emerging Markets Debt Opportunities Fund, Class I(1)	5,448,033	$ 47,016,521
Eaton Vance Emerging Markets Local Income Fund, Class I(1)	873,721	3,110,447
Eaton Vance Global Macro Absolute Return Fund, Class I(1)	4,231,085	38,122,076
Total Affiliated Investment Funds (identified cost $86,079,389)		$ 88,249,044

Asset-Backed Securities — 9.6%
Security	Principal Amount (000's omitted)	Value
Abry Liquid Credit CLO Ltd., Series 2025-1A, Class D, 6.925%, (3 mo. SOFR + 3.25%), 10/20/38(2)(3)	$4,000	$ 4,013,028
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(2)	3,720	3,715,460
ACHV ABS Trust:
Series 2024-3AL, Class C, 5.68%, 12/26/31(2)	890	893,908
Series 2024-3AL, Class D, 6.75%, 12/26/31(2)	2,580	2,610,550
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29(2)	354	353,381
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(2)	4,454	4,476,466
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C1R, 6.425%, (3 mo. SOFR + 2.75%), 4/20/38(2)(3)	3,000	2,960,898
Barings CLO Ltd., Series 2019-4A, Class D2R, 8.273%, (3 mo. SOFR + 4.60%), 7/15/37(2)(3)	2,500	2,466,895
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.025%, (3 mo. SOFR + 4.35%), 3/13/37(2)(3)	3,000	3,014,457
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 6.973%, (3 mo. SOFR + 3.30%), 3/31/38(2)(3)	3,500	3,522,092
Battalion CLO XXX Ltd., Series 2025-30A, Class D1, 6.628%, (3 mo. SOFR + 2.95%), 1/20/39(2)(3)	3,000	3,016,323
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 6.417%, (3 mo. SOFR + 2.75%), 7/25/38(2)(3)	3,500	3,512,191
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 8.173%, (3 mo. SOFR + 4.50%), 7/15/37(2)(3)	1,000	993,679
Bridge Trust, Series 2025-SFR1, Class D, 4.20%, 9/17/42(2)	4,488	4,162,223
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 6.473%, (3 mo. SOFR + 2.80%), 4/15/38(2)(3)	4,000	3,881,584
Security	Principal Amount (000's omitted)	Value
Bryant Park Funding Ltd.: (continued)
Series 2023-20A, Class DR, 7.073%, (3 mo. SOFR + 3.40%), 4/15/38(2)(3)	$3,500	$ 3,443,818
Series 2023-21A, Class D1R, 6.425%, (3 mo. SOFR + 2.75%), 10/18/38(2)(3)	3,000	2,975,562
Series 2024-22A, Class DR, 6.384%, (3 mo. SOFR + 2.75%), 3/31/39(2)(3)	3,000	3,001,701
Cajun Global LLC, Series 2025-2A, Class A2, 5.912%, 11/20/55(2)	12,755	12,742,408
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class C, 7.75%, 2/15/50(2)	8,496	8,453,203
Series 2025-2A, Class B, 6.303%, 8/15/50(2)	2,887	2,877,315
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(2)	9,055	9,014,677
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(2)(4)	2,800	1,955,232
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(2)	4,409	4,251,933
DataBank Issuer LLC, Series 2026-1A, Class A2, 5.811%, 2/25/56(2)	7,355	7,357,626
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(2)	992	981,221
Diamond Issuer LLC, Series 2021-1A, Class B, 2.701%, 11/20/51(2)	1,000	973,938
Eldridge CLO Ltd.:
Series 2025-2A, Class D1, 6.505%, (3 mo. SOFR + 2.85%), 1/20/39(2)(3)	2,000	2,009,906
Series 2026-3A, Class D1A, 6.669%, (3 mo. SOFR + 2.95%), 3/31/38(2)(3)	3,000	3,013,404
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.525%, (3 mo. SOFR + 2.85%), 10/18/37(2)(3)	2,500	2,506,455
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.025%, (3 mo. SOFR + 4.35%), 7/18/37(2)(3)	1,000	986,376
Elmwood CLO VIII Ltd., Series 2021-1A, Class DRR, 6.89%, (3 mo. SOFR + 3.25%), 4/20/37(2)(3)	5,000	5,010,790
Falcon Aerospace Ltd., Series 2019-1, Class B, 4.791%, 9/15/39(2)	371	368,272
FIGRE Trust, Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(2)(5)	8,438	8,436,787
FirstKey Homes Trust:
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(2)	3,615	3,600,759
Series 2021-SFR1, Class G, 3.835%, 8/17/38(2)	4,949	4,926,603
Series 2021-SFR2, Class G, 3.406%, 9/17/38(2)	4,000	3,965,700
Series 2021-SFR3, Class G, 3.981%, 12/17/38(2)	4,000	3,931,296
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(2)	9,220	9,129,222
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(2)(6)	2,285	2,200,127

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
FMC GMSR Issuer Trust: (continued)
Series 2021-GT2, Class A, 3.85%, 10/25/26(2)(6)	$1,690	$ 1,627,237
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 6.873%, (3 mo. SOFR + 3.20%), 7/15/38(2)(3)	2,350	2,354,425
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.225%, (3 mo. SOFR + 3.55%), 4/20/37(2)(3)	1,500	1,504,611
GGAM Master Trust International Ltd., Series 2026-1A, Class Y, 9.317%, 9/30/60(2)(7)	5,485	5,484,996
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(2)	6,541	6,606,601
Goto Foods Funding LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(2)	2,275	2,268,820
Series 2022-1, Class A2, 7.206%, 7/30/52(2)	2,170	2,173,446
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 6.923%, (3 mo. SOFR + 3.25%), 10/15/37(2)(3)	2,500	2,504,325
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(2)	6,715	6,641,164
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(2)	506	501,278
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(2)	6,844	6,792,998
Iskandar Enterprise LLC, Series 2026-1A, Class A22, 5.343%, 4/17/56(2)	7,990	7,962,912
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.483%, (1 mo. SOFR + 2.85%), 5/16/30(2)(3)	5,030	5,014,883
Series 2025-GT1, Class B, 7.183%, (1 mo. SOFR + 3.55%), 5/16/30(2)(3)	3,962	3,964,629
Loanpal Solar Loan Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(2)	3,998	2,848,279
Series 2020-3GS, Class C, 3.50%, 12/20/47(2)	3,411	2,261,747
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(2)	256	254,763
Series 2020-1A, Class C, 6.413%, 2/15/45(2)	7	6,646
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(2)	4,661	4,430,133
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.825%, (3 mo. SOFR + 3.15%), 7/18/37(2)(3)	2,500	2,426,853
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 7.823%, (3 mo. SOFR + 4.15%), 7/15/36(2)(3)	1,000	1,000,954
Series 2019-22A, Class DRR, 6.573%, (3 mo. SOFR + 2.90%), 7/15/36(2)(3)	2,000	2,002,392
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 9/25/54(2)(5)	4,701	4,711,979
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(2)	864	769,470
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(2)	65	64,812
Security	Principal Amount (000's omitted)	Value
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(2)	$2,414	$ 2,402,189
Series 2024-1, Class B, 6.09%, 8/15/49(2)	2,855	2,824,000
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(2)	3,805	3,649,830
Series 2022-1A, Class A2, 3.695%, 1/30/52(2)	6,128	5,816,400
Series 2023-1A, Class A2, 7.308%, 1/30/53(2)	4,968	4,975,702
New Mountain CLO 3 Ltd., Series CLO-3A, Class D1R, 6.625%, (3 mo. SOFR + 2.95%), 10/20/38(2)(3)	4,000	3,997,084
NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.545%, 3/25/32(2)	2,058	2,083,412
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, 11/25/31(2)	4,960	4,961,297
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(2)	1,029	1,020,274
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 8.375%, (3 mo. SOFR + 4.70%), 7/20/37(2)(3)	2,000	2,000,100
Series 2024-25A, Class DR, 6.328%, (3 mo. SOFR + 2.70%), 4/20/39(2)(3)	3,000	2,972,064
OCP CLO Ltd., Series 2022-24A, Class D2R, 8.075%, (3 mo. SOFR + 4.40%), 10/20/37(2)(3)	1,500	1,492,076
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(2)	631	621,370
Series 2021-C, Class C, 3.61%, 10/8/31(2)	1,710	1,690,463
Orion CLO Ltd., Series 2023-1A, Class D1R, 6.567%, (3 mo. SOFR + 2.90%), 10/25/38(2)(3)	2,000	1,997,134
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(2)	194	191,889
Series 2021-5, Class C, 3.93%, 8/15/29(2)	434	431,756
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(2)	1,323	1,188,596
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 7.575%, (3 mo. SOFR + 3.90%), 4/18/37(2)(3)	3,000	2,970,891
Phantom Aviation, Series 2026-1, Class B, 6.027%, 1/15/51(2)	1,971	1,921,672
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(2)	2,281	2,191,252
Series 2024-1A, Class A2I, 5.765%, 6/5/54(2)	5,993	6,031,197
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.848%, (1 mo. SOFR + 3.20%), 3/25/29(2)(3)	1,491	1,510,441
Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(2)(3)	7,920	7,966,942
Progress Residential Trust, Series 2022-SFR1, Class H, 5.25%, 2/17/41(2)	2,693	2,603,523

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class A3, 5.013%, 8/25/34(2)	$7,150	$ 7,137,028
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(2)	4,877	3,458,721
Series 2025-1A, Class B, 5.727%, 8/15/50(2)	5,610	5,390,532
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(2)	628	601,954
Series 2020-1, Class A2II, 3.337%, 1/30/51(2)	4,581	4,087,844
Series 2021-1, Class A2I, 2.865%, 7/30/51(2)	4,966	4,665,892
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(2)	8,462	8,400,292
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(2)	5,464	5,423,133
STAR Trust:
Series 2021-SFR2, Class F, 6.59%, (1 mo. SOFR + 2.964%), 1/17/39(2)(3)	939	939,867
Series 2024-SFR4, Class D, 6.575%, (1 mo. SOFR + 2.95%), 10/17/41(2)(3)	2,405	2,410,893
Series 2025-SFR5, Class D, 6.076%, (1 mo. SOFR + 2.45%), 2/17/42(2)(3)	5,000	5,017,255
Series 2025-SFR6, Class D, 6.026%, (1 mo. SOFR + 2.40%), 8/17/42(2)(3)	7,350	7,391,258
Series 2026-SFR7, Class A, 5.037%, (1 mo. SOFR + 1.40%), 5/17/43(2)(3)	5,175	5,202,817
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(2)	6,958	6,840,254
Series 2024-3A, Class A2II, 5.566%, 7/30/54(2)	5,239	5,138,689
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(2)	763	689,999
Series 2021-B, Class B, 2.01%, 7/20/48(2)	1,031	796,004
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(2)	1,157	927,054
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(2)	2,224	1,145,328
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(2)	6,789	6,137,201
U.S. Bank NA, Series 2026-RVM1, Class D, 7.056%, 12/25/46(2)	9,225	9,200,398
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(2)	8,068	9,222,128
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(2)	3,088	2,962,788
Series 2021-1A, Class A2, 2.165%, 10/15/46(2)	3,858	3,829,351
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(2)	4,322	4,429,877
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(2)	5,000	4,804,349
Wellington Management CLO 2 Ltd., Series 2024-2A, Class DR, 6.969%, (3 mo. SOFR + 3.30%), 4/20/39(2)(3)	3,000	3,013,257
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(2)	$1,225	$ 1,188,070
Series 2020-A, Class C, 6.657%, 3/15/45(2)	191	188,349
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(2)	137	138,456
Total Asset-Backed Securities (identified cost $416,432,390)		$ 418,178,411

Collateralized Mortgage Obligations — 3.4%
Security	Principal Amount (000's omitted)	Value
Big Sky Funding LLC, 1.00%, 10/20/35(3)	$11,733	$ 11,733,099
Brean Asset-Backed Securities Trust:
Series 2023-SRM1, Class M4, 4.00%, 9/25/63(2)	2,789	2,363,462
Series 2023-SRM1, Class M5, 4.00%, 9/25/63(2)	2,789	2,102,085
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(2)(5)	1,668	1,637,105
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(2)(6)	2,448	2,507,214
Series 2024-2, Class A, 7.997%, 11/25/59(2)(6)	1,767	1,820,947
Series 2024-3, Class A, 9.05%, 1/25/60(2)(6)	4,063	4,196,430
Series 2025-2, Class A, 7.639%, 10/25/60(2)(6)	9,208	9,544,026
Series 2026-1, Class A, 8.913%, 9/25/61(2)	2,978	3,108,426
EFMT, Series 2024-RM3, Class A1A, 5.00%, 12/25/54(2)	1,574	1,534,652
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	275	287,300
Series 5402, Class BZ, 6.00%, 4/25/54	1,304	1,361,384
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(3)	5,599	5,653,976
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA2, Class B1, 7.028%, (30-day SOFR Average + 3.40%), 8/25/33(2)(3)	2,165	2,408,047
Series 2021-DNA2, Class B2, 9.628%, (30-day SOFR Average + 6.00%), 8/25/33(2)(3)	4,490	5,595,752
Series 2021-DNA7, Class B2, 11.428%, (30-day SOFR Average + 7.80%), 11/25/41(2)(3)	2,990	3,070,719
Series 2021-HQA3, Class B2, 9.878%, (30-day SOFR Average + 6.25%), 9/25/41(2)(3)	2,800	2,837,093
Series 2022-DNA2, Class B2, 12.128%, (30-day SOFR Average + 8.50%), 2/25/42(2)(3)	7,700	8,062,537

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.092%, (30-day SOFR Average + 4.464%), 7/25/31(2)(3)	$1,022	$ 1,077,847
Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(2)(3)	5,938	5,987,672
Series 2019-R07, Class 1B1, 7.142%, (30-day SOFR Average + 3.514%), 10/25/39(2)(3)	2,276	2,297,142
Series 2020-R02, Class 2B1, 6.742%, (30-day SOFR Average + 3.114%), 1/25/40(2)(3)	1,612	1,630,792
Series 2021-R01, Class 1B2, 9.628%, (30-day SOFR Average + 6.00%), 10/25/41(2)(3)	1,995	2,028,203
Series 2021-R02, Class 2B1, 6.928%, (30-day SOFR Average + 3.30%), 11/25/41(2)(3)	584	590,265
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,043,776
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,090,901
Series 2023-98, Class BW, 6.00%, 7/20/53	1,190	1,239,712
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,239,825
Series 2023-102, Class SG, 9.098%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(8)	878	909,605
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,884,679
Series 2023-133, Class S, 10.774%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(8)	1,744	1,909,441
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,640,069
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,854,566
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,108,544
Series 2024-46, Class AL, 6.00%, 3/20/54	1,605	1,673,115
Home Re Ltd., Series 2021-2, Class B1, 7.778%, (30-day SOFR Average + 4.15%), 1/25/34(2)(3)	3,670	3,708,757
ICAP Trust, Series 2025-RTL1, Class A1, 6.472%, 7/25/30(2)(5)	5,000	5,034,973
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 5.312%, (30-day SOFR Average + 1.70%), 3/20/54(2)(3)	1,261	1,264,860
JPM Lending Facility, 9.917%, (SOFR + 7.00%), 7/15/29(3)	1,650	1,651,378
LoanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.398%, (1 mo. SOFR + 2.75%), 12/19/30(2)(3)	3,637	3,656,422
PNMAC GMSR Issuer Trust, Series 2026-GT1, Class A, 3.648%, (1 mo. SOFR), 5/25/31(2)(3)	5,160	5,185,800
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(2)(3)	7,207	7,238,010
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(2)(6)	4,678	4,695,101
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(2)(6)	4,565	4,580,585
Security	Principal Amount (000's omitted)	Value
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53% to 4/25/27, 9/25/29(2)(6)	$4,400	$ 4,436,856
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(2)	1,405	1,121,133
Total Collateralized Mortgage Obligations (identified cost $144,307,035)		$ 145,604,283

Commercial Mortgage-Backed Securities — 6.8%
Security	Principal Amount (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/41(2)(6)	$11,508	$ 11,863,635
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(2)(6)	7,255	6,694,866
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(2)(6)	7,215	6,517,577
BAMLL Trust:
Series 2024-BHP, Class A, 5.975%, (1 mo. SOFR + 2.35%), 8/15/39(2)(3)	5,864	5,895,011
Series 2024-BHP, Class C, 7.225%, (1 mo. SOFR + 3.60%), 8/15/39(2)(3)	1,700	1,710,306
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.71%, 2/15/50(2)(6)	3,500	2,646,031
BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 6.375%, (1 mo. SOFR + 2.75%), 11/15/42(2)(3)	6,035	6,076,149
BFLD Trust, Series 2025-FPM, Class B, 5.78%, 10/10/40(2)(6)	7,975	7,991,816
BX Trust:
Series 2025-GW, Class E, 7.275%, (1 mo. SOFR + 3.65%), 7/15/42(2)(3)	10,900	10,999,867
Series 2026-CLS, Class D, 7.075%, (1 mo. SOFR + 3.45%), 5/15/43(2)(3)	2,750	2,766,094
Caister Finance DAC, Series 1A, Class C, 6.587%, (SONIA + 2.84%), 8/17/35(2)(3)	5,773	7,662,075
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.052%, 1/10/48(2)(6)	278	269,975
CSMC Trust:
Series 2016-NXSR, Class D, 4.542%, 12/15/49(2)(6)	2,000	1,835,676
Series 2021-BPNY, Class A, 7.455%, (1 mo. SOFR + 3.829%), 8/15/26(2)(3)	11,987	11,965,647
Series 2022-CNTR, Class A, 7.57%, (1 mo. SOFR + 3.944%), 1/9/25(2)(3)	1,931	202,740
DBC Mortgage Trust, Series 2025-DBC, Class C, 5.676%, (1 mo. SOFR + 2.05%), 11/15/42(2)(3)	3,750	3,768,825
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(2)(6)	5,587	5,756,911

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Extended Stay America Trust:
Series 2025-ESH, Class E, 6.975%, (1 mo. SOFR + 3.35%), 10/15/42(2)(3)	$5,160	$ 5,220,038
Series 2025-ESH, Class F, 7.725%, (1 mo. SOFR + 4.10%), 10/15/42(2)(3)	2,953	2,990,570
Series 2026-ESH2, Class E, 6.525%, (1 mo. SOFR + 2.90%), 2/15/43(2)(3)	6,184	6,262,411
Series 2026-ESH2, Class F, 7.375%, (1 mo. SOFR + 3.75%), 2/15/43(2)(3)	4,849	4,916,096
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class B, 5.475%, (1 mo. SOFR + 1.85%), 12/15/39(2)(3)	2,545	2,553,320
Series 2024-FBLU, Class D, 6.225%, (1 mo. SOFR + 2.60%), 12/15/39(2)(3)	7,000	7,056,552
Series 2024-FBLU, Class F, 7.875%, (1 mo. SOFR + 4.25%), 12/15/39(2)(3)	5,490	5,547,028
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(2)	2,143	2,153,738
Great Wolf Trust:
Series 2024-WOLF, Class D, 6.515%, (1 mo. SOFR + 2.89%), 3/15/39(2)(3)	917	924,700
Series 2024-WOLF, Class E, 7.264%, (1 mo. SOFR + 3.639%), 3/15/39(2)(3)	5,160	5,209,263
Series 2024-WOLF, Class F, 8.063%, (1 mo. SOFR + 4.438%), 3/15/39(2)(3)	10,029	10,136,316
GWT Trust, Series 2024-WLF2, Class D, 6.565%, (1 mo. SOFR + 2.939%), 5/15/41(2)(3)	5,387	5,437,097
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class F, 7.649%, 1/13/40(2)(6)	1,750	1,768,582
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 5.966%, (1 mo. SOFR + 2.341%), 9/15/41(2)(3)	1,377	1,380,978
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.875%, (1 mo. SOFR + 2.25%), 3/15/42(2)(3)	2,668	2,672,901
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 5.512%, 9/15/47(2)(6)	515	346,322
Series 2014-C23, Class D, 4.173%, 9/15/47(2)(6)	3,000	2,787,013
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	1,384	50,862
Series 2026-FUN, Class A, 5.25%, (1 mo. SOFR + 1.65%), 6/15/39(2)(3)	9,166	9,193,542
Series 2026-FUN, Class B, 5.50%, (1 mo. SOFR + 1.90%), 6/15/39(2)(3)	5,711	5,731,369
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.797%, 2/10/43(2)(6)	12,660	12,475,888
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.571%, 5/15/49(6)(9)	4,199	3,967,720
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Bank of America Merrill Lynch Trust: (continued)
Series 2016-C29, Class D, 3.00%, 5/15/49(2)(9)	$3,048	$ 2,667,749
Series 2016-C32, Class D, 3.396%, 12/15/49(2)(6)(9)	5,000	4,518,146
NYC Commercial Mortgage Trust, Series 2025-3BP, Class E, 7.165%, (1 mo. SOFR + 3.539%), 2/15/42(2)(3)	4,300	4,322,100
ORL Trust, Series 2024-GLKS, Class F, 8.064%, (1 mo. SOFR + 4.438%), 12/15/39(2)(3)	7,980	8,022,667
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 6.125%, 8/10/42(2)(6)	4,062	4,150,864
PFDR Trust, Series 2026-DLVR, Class A, 5.313%, (1 mo. SOFR + 1.70%), 6/15/43(2)(3)	8,199	8,211,522
PNW Trust, Series 2026-ARTE, Class A, 5.337%, (1 mo. SOFR + 1.711%), 4/15/41(2)(3)	6,210	6,201,632
SHR Trust, Series 2024-LXRY, Class A, 5.575%, (1 mo. SOFR + 1.95%), 10/15/41(2)(3)	7,500	7,519,998
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, 6.326%, (1 mo. SOFR + 2.70%), 1/15/39(2)(3)	9,350	9,336,125
TX Trust, Series 2024-HOU, Class E, 8.013%, (1 mo. SOFR + 4.387%), 6/15/39(2)(3)	5,596	5,639,090
U.K. Logistics DAC, Series 2026-2A, Class D, 6.583%, (SONIA + 2.85%), 8/15/36(2)(3)	7,121	9,471,201
VCC Trust, Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(2)(5)	6,532	6,499,765
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	5,094,026
Series 2016-C35, Class D, 3.142%, 7/15/48(2)	2,150	2,068,079
Series 2016-C36, Class D, 2.942%, 11/15/59(2)	6,000	4,466,447
Series 2025-1918, Class B, 6.213%, 9/15/40(2)(6)	2,450	2,420,470
Series 2025-1918, Class C, 6.915%, 9/15/40(2)(6)	2,605	2,563,110
Series 2026-1250B, Class C, 5.588%, 3/10/41(2)(6)	7,144	7,037,996
Total Commercial Mortgage-Backed Securities (identified cost $296,424,675)		$ 293,616,494

Common Stocks — 0.0%†
Security	Shares	Value
Energy — 0.0%†
Enviva LLC(10)(11)	79,374	$ 1,551,762
		$ 1,551,762

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%†
Frontera Energy Corp.	324	$ 1,944
		$ 1,944
Total Common Stocks (identified cost $448,268)		$ 1,553,706

Convertible Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Banks — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	$850	$ 847,407
		$ 847,407
Biotechnology — 0.0%†
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(2)	$900	$ 832,561
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(2)	900	960,750
		$ 1,793,311
Commercial Services — 0.0%†
Shift4 Payments, Inc., 0.50%, 8/1/27	$800	$ 764,000
		$ 764,000
Computers — 0.0%†
Parsons Corp., 2.625%, 3/1/29	$840	$ 828,492
Zscaler, Inc., 0.00%, 7/15/28(2)	900	832,500
		$ 1,660,992
Electric — 0.1%
PPL Capital Funding, Inc., 2.875%, 3/15/28	$850	$ 965,812
Southern Co., 3.25%, 6/15/28	1,000	1,011,566
		$ 1,977,378
Electronics — 0.0%†
Avnet, Inc., 1.75%, 9/1/30(2)	$1,000	$ 1,401,500
		$ 1,401,500
Internet — 0.1%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	$800	$ 944,800
Baidu, Inc., 0.00%, 3/12/32(12)	1,000	889,500
JD.com, Inc., 0.25%, 6/1/29	800	786,800
		$ 2,621,100
Security	Principal Amount (000's omitted)	Value
Lodging — 0.0%†
Wynn Macau Ltd., 4.50%, 3/7/29(2)	$850	$ 846,812
		$ 846,812
Media — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$600	$ 744,600
		$ 744,600
Pharmaceuticals — 0.1%
Jazz Investments I Ltd., 3.125%, 9/15/30	$895	$ 1,526,646
Zoetis, Inc., 0.25%, 6/15/29(2)	900	819,031
		$ 2,345,677
Real Estate Investment Trusts (REITs) — 0.1%
Digital Realty Trust LP, 1.875%, 11/15/29(2)	$845	$ 907,530
Federal Realty OP LP, 3.25%, 1/15/29(2)	850	937,975
		$ 1,845,505
Retail — 0.0%†
Anllian Capital 2 Ltd., 0.00%, 12/5/29(12)	$800	$ 884,307
		$ 884,307
Semiconductors — 0.0%†
ON Semiconductor Corp., 0.50%, 3/1/29	$900	$ 1,086,750
		$ 1,086,750
Software — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29	$900	$ 1,072,653
Cloudflare, Inc., 0.00%, 6/15/30	900	1,140,300
Datadog, Inc., 0.00%, 12/1/29(2)	900	1,281,600
		$ 3,494,553
Total Convertible Bonds (identified cost $20,623,024)		$ 22,313,892

Corporate Bonds — 22.4%
Security	Principal Amount (000's omitted)	Value
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(2)	$5,450	$ 5,680,927
		$ 5,680,927

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.2%
Boeing Co.:
5.805%, 5/1/50	$5,623	$ 5,558,876
5.93%, 5/1/60	1,756	1,728,578
		$ 7,287,454
Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(2)	$2,762	$ 2,740,006
		$ 2,740,006
Auto Manufacturers — 0.6%
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	$8,938	$ 5,537,494
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(2)	5,568	5,740,580
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	1,020	1,016,538
5.73%, 9/5/30	1,325	1,332,755
6.054%, 11/5/31	3,527	3,571,749
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(2)	7,705	7,578,833
		$ 24,777,949
Banks — 6.0%
African Export-Import Bank, 3.994%, 9/21/29(12)	$2,200	$ 2,105,502
Banco Mercantil del Norte SA:
8.00%, to 1/24/33(2)(13)(14)	4,800	4,810,800
8.375% to 5/20/31(2)(13)(14)	8,225	8,432,681
8.45%, to 6/24/36(2)(13)(14)	5,015	5,027,153
Banco Santander SA, 9.625% to 11/21/28(13)(14)	3,200	3,487,667
Bank of America Corp.:
5.511% to 1/24/35, 1/24/36(14)	1,020	1,041,995
5.872% to 9/15/33, 9/15/34(14)	4,413	4,614,049
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(14)	10,474	10,961,051
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(14)	15,060	15,896,553
Barclays PLC, 8.00% to 3/15/29(13)(14)	7,260	7,644,562
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(2)(14)	7,145	7,010,317
7.625% to 2/11/30, 2/11/35(2)(14)	2,691	2,781,148
8.125% to 1/8/34, 1/8/39(2)(14)	4,440	4,738,084
8.45% to 6/29/33, 6/29/38(2)(14)	6,461	6,975,343
BNP Paribas SA, 7.75% to 8/16/29(2)(13)(14)	8,000	8,383,903
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(14)	12,262	12,607,102
Deutsche Bank AG, 8.13% to 4/30/30(12)(13)(14)	7,400	7,820,842
ING Groep NV, 8.00% to 5/16/30(12)(13)(14)	4,680	4,990,764
Security	Principal Amount (000's omitted)	Value
Banks (continued)
JPMorgan Chase & Co.:
4.622% to 4/23/31, 4/23/32(14)	$7,227	$ 7,145,190
4.898% to 1/22/36, 1/22/37(14)	4,955	4,826,915
Nykredit Realkredit AS:
3.50%, 4/1/53(12)	285,586	42,407,658
3.50%, 10/1/56(12)	350,220	51,532,946
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28	4,724	4,773,688
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(14)	4,054	4,150,425
Societe Generale SA, 10.00% to 11/14/28(2)(13)(14)	4,620	5,043,927
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(14)	7,227	7,474,467
UBS Group AG, 9.25% to 11/13/28(2)(13)(14)	4,910	5,287,073
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(2)(14)	975	980,549
5.861% to 6/19/27, 6/19/32(2)(14)	5,038	5,065,145
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(14)	3,489	3,115,861
		$ 261,133,360
Building Materials — 0.1%
Masterbrand, Inc., 7.00%, 7/15/32(2)	$6,198	$ 6,286,873
		$ 6,286,873
Commercial Banks — 0.2%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(2)	$7,660	$ 7,680,006
		$ 7,680,006
Commercial Services — 0.1%
NESCO Holdings II, Inc., 5.50%, 4/15/29(2)	$6,365	$ 6,336,005
		$ 6,336,005
Computers — 0.1%
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(2)	$4,376	$ 4,828,098
		$ 4,828,098
Diversified Financial Services — 6.2%
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(14)	$5,050	$ 5,010,268
Alpha Holding SA de CV, 9.00%, 2/10/25(2)(15)	2,946	26,514
American AgCredit Corp., Series A, 8.68% to 6/15/26(2)(13)(14)	1,431	1,429,190
Antares Holdings LP, 6.625%, 6/10/31(2)	5,170	5,172,659

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Apollo Global Management, Inc., 5.70%, 3/30/36	$5,653	$ 5,674,770
Azorra Finance Ltd., 7.75%, 4/15/30(2)	4,785	4,967,246
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31	9,952	9,620,891
Blue Owl Credit Income Corp., 6.60%, 9/15/29	1,424	1,433,797
Blue Owl Finance LLC, 6.25%, 4/18/34	4,166	4,080,249
Brookfield Asset Management Ltd., 5.298%, 1/15/36	2,761	2,692,917
CI Financial Corp.:
3.20%, 12/17/30	3,937	3,558,239
7.50%, 5/30/29(2)	14,118	14,801,479
Citadel LP, 6.375%, 1/23/32(2)	4,837	5,039,325
Citadel Securities Global Holdings LLC:
5.125%, 1/27/32(2)	1,489	1,471,530
6.20%, 6/18/35(2)	3,800	3,886,949
Enact Holdings, Inc., 6.25%, 5/28/29	9,325	9,601,023
Focus Financial Partners LLC, 6.75%, 9/15/31(2)	3,266	3,287,974
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34	11,556	11,791,108
8.00% to 3/1/31, 6/1/56(14)	5,408	5,732,550
Jefferies Financial Group, Inc.:
5.125%, 4/28/31	9,237	9,120,791
5.50%, 2/15/36	6,955	6,714,968
6.20%, 4/14/34	4,547	4,655,324
Jyske Realkredit AS, 3.50%, 10/1/56	43,629	6,408,951
LPL Holdings, Inc.:
4.00%, 3/15/29(2)	3,475	3,379,160
4.375%, 5/15/31(2)	3,340	3,211,640
5.75%, 6/15/35	7,065	7,085,680
Marex Group PLC:
5.68%, 4/21/31	1,564	1,565,262
6.404%, 11/4/29	12,284	12,594,074
Midcap Financial Issuer Trust:
5.37%, 4/15/29(2)	6,940	6,904,884
5.823%, 1/15/31(2)(3)	6,385	6,465,579
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	15,660	2,311,884
3.50%, 10/1/56	165,513	24,291,694
3.50%, 10/1/56	7,339	1,064,112
Nuveen LLC, 5.85%, 4/15/34(2)	4,063	4,162,339
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	2,024	2,038,651
8.40%, 11/14/28	3,770	3,953,980
Raymond James Financial, Inc., 5.65%, 9/11/55	2,902	2,823,227
Realkredit Danmark AS, 3.50%, 10/1/56(12)	280,553	41,149,704
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(2)	$4,805	$ 4,498,464
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(2)	7,297	7,151,411
UWM Holdings LLC, 6.25%, 3/15/31(2)	8,606	7,676,580
		$ 268,507,037
Electric — 0.9%
Alpha Generation LLC, 6.75%, 10/15/32(2)	$6,000	$ 6,113,124
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(14)	6,896	6,861,105
Cometa Energia SA de CV, 6.375%, 4/24/35(12)	1,206	1,246,690
Minejesa Capital BV, 4.625%, 8/10/30(12)	1,363	1,345,709
PacifiCorp, 7.125% to 5/17/31, 8/15/56(14)	1,625	1,614,774
Vistra Operations Co. LLC, 5.70%, 12/30/34(2)	7,109	7,189,865
VoltaGrid LLC, 7.375%, 11/1/30(2)	5,315	5,520,457
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(2)	6,650	7,133,774
		$ 37,025,498
Electronics — 0.2%
TD SYNNEX Corp., 5.30%, 10/10/35	$9,449	$ 9,306,088
		$ 9,306,088
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 4.75%, 1/15/30(2)	$4,319	$ 4,180,870
		$ 4,180,870
Engineering and Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(2)	$3,600	$ 3,240,621
		$ 3,240,621
Entertainment — 0.3%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(2)	$3,970	$ 4,138,074
Voyager Parent LLC, 9.25%, 7/1/32(2)	7,123	7,537,083
		$ 11,675,157
Environmental Control — 0.1%
Reworld Holding Corp., 4.875%, 12/1/29(2)	$3,760	$ 3,589,285
		$ 3,589,285

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Foods — 0.1%
Smithfield Foods, Inc., 5.20%, 4/1/29(2)	$4,400	$ 4,419,991
		$ 4,419,991
Healthcare Services — 0.2%
Centene Corp., 3.375%, 2/15/30	$990	$ 923,219
LifePoint Health, Inc.:
9.875%, 8/15/30(2)	2,000	2,109,820
10.00%, 6/1/32(2)	3,900	3,898,289
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(2)	2,822	2,664,209
		$ 9,595,537
Holding Company - Diversified — 0.0%†
Inversiones La Construccion SA, 4.75%, 2/7/32(12)	$2,250	$ 2,163,037
		$ 2,163,037
Insurance — 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(2)	$8,030	$ 8,164,687
American National Group, Inc.:
6.00%, 7/15/35	2,691	2,682,345
6.144%, 6/13/32(2)	3,809	3,930,217
7.00% to 12/1/30, 12/1/55(14)	7,752	7,575,257
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(12)(14)	2,860	3,844,849
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(2)	7,780	7,845,130
Athene Global Funding, 2.646%, 10/4/31(2)	1,826	1,600,977
Athene Holding Ltd., 6.625%, 5/19/55	10,806	10,516,365
Belrose Funding Trust II, 6.792%, 5/15/55(2)	9,735	9,975,628
CRC Insurance Group LLC, 7.125%, 6/1/31(2)	7,933	7,912,424
Essent Group Ltd., 6.25%, 7/1/29	1,739	1,793,583
Fortitude Group Holdings LLC, 6.25%, 4/1/30(2)	3,413	3,490,249
Global Atlantic Fin Co.:
3.125%, 6/15/31(2)	5,347	4,799,714
6.75%, 3/15/54(2)	10,945	10,445,753
7.25% to 3/1/31, 3/1/56(2)(14)	4,571	4,483,140
7.95% to 7/15/29, 10/15/54(2)(14)	8,405	8,470,189
Intact Financial Corp., 5.459%, 9/22/32(2)	2,125	2,181,407
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(14)	17,520	17,398,599
Willis North America, Inc., 5.15%, 3/15/36	1,032	1,012,289
		$ 118,122,802
Security	Principal Amount (000's omitted)	Value
Iron & Steel — 0.2%
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(2)	$8,140	$ 8,141,744
		$ 8,141,744
Leisure Time — 0.1%
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(2)(16)	$2,108	$ 2,394,766
NCL Finance Ltd., 6.125%, 3/15/28(2)	800	806,542
		$ 3,201,308
Lodging — 0.2%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$3,696	$ 3,797,349
6.00%, 6/14/30	4,250	4,371,167
		$ 8,168,516
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$3,175	$ 2,051,570
5.375%, 5/1/47	11,231	9,097,156
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(2)	390	396,663
8.00%, 8/1/29(2)	5,300	5,314,082
Space Exploration Technologies Corp., 5.875%, 7/15/36(2)	2,225	2,196,818
		$ 19,056,289
Mining — 0.1%
First Quantum Minerals Ltd., 8.00%, 3/1/33(2)	$5,950	$ 6,228,184
		$ 6,228,184
Miscellaneous Manufacturing — 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(2)	$3,970	$ 4,117,033
		$ 4,117,033
Oil and Gas — 0.3%
Raizen Fuels Finance SA, 5.70%, 1/17/35(2)	$6,109	$ 3,379,804
Sunoco LP:
5.875%, 3/15/34(2)	1,823	1,799,089
7.875% to 9/18/30(2)(13)(14)	6,259	6,513,004
		$ 11,691,897
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(2)	$1,500	$ 1,480,827

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Packaging & Containers (continued)
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(2)	$6,085	$ 5,741,708
		$ 7,222,535
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(14)	$5,500	$ 5,808,880
		$ 5,808,880
Private Equity — 0.2%
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(14)	$8,515	$ 8,263,199
		$ 8,263,199
Real Estate Investment Trusts (REITs) — 0.3%
EPR Properties:
3.60%, 11/15/31	$2,509	$ 2,301,071
4.75%, 11/15/30	657	643,202
4.95%, 4/15/28	3,132	3,133,696
Newmark Group, Inc., 7.50%, 1/12/29	6,625	6,944,093
		$ 13,022,062
Retail — 0.3%
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(2)	$7,991	$ 7,998,496
Sonic Automotive, Inc., 4.625%, 11/15/29(2)	5,840	5,733,658
		$ 13,732,154
Software — 0.8%
Cloud Software Group, Inc., 9.00%, 9/30/29(2)	$5,200	$ 5,051,238
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34(2)	8,000	8,495,376
Oracle Corp.:
3.60%, 4/1/50	10,346	6,296,457
3.95%, 3/25/51	2,778	1,778,812
5.55%, 2/6/53	5,080	4,095,469
6.00%, 8/3/55	5,403	4,603,830
6.55%, 2/4/46	3,165	2,985,232
		$ 33,306,414
Telecommunications — 0.6%
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(2)	$10,195	$ 9,697,042
TELUS Corp., 6.375% to 3/9/31, 6/9/56(14)	13,345	13,352,426
Zegona Finance PLC, 8.625%, 7/15/29(2)	4,538	4,740,209
		$ 27,789,677
Security	Principal Amount (000's omitted)	Value
Transportation — 0.1%
Seaspan Corp., 5.50%, 8/1/29(2)	$4,657	$ 4,572,584
		$ 4,572,584
Total Corporate Bonds (identified cost $975,025,165)		$ 972,899,077

Exchange-Traded Funds — 1.5%
Security	Shares	Value
Fixed-Income Funds — 1.5%
Eaton Vance Floating-Rate ETF(1)	776,186	$ 37,648,980
Eaton Vance Preferred Securities & Income ETF(1)	6,300	316,222
Eaton Vance Short Duration Income ETF(1)	410,000	20,850,550
Eaton Vance Ultra-Short Income ETF(1)	140,000	7,112,000
Total Exchange-Traded Funds (identified cost $66,412,682)		$ 65,927,752

Preferred Stocks — 0.3%
Security	Shares	Value
Electric Utilities — 0.0%†
PG&E Corp., Series A, 6.00%	18,000	$ 744,660
		$ 744,660
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	187,034	$ 2,429,572
Series A2, 6.375%	74,772	1,081,203
		$ 3,510,775
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	391,658	$ 9,098,215
		$ 9,098,215
Total Preferred Stocks (identified cost $17,164,083)		$ 13,353,650

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.9%(17)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.0%†
Dynasty Acquisition Co., Inc.:
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$723	$ 725,147
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	275	275,822
		$ 1,000,969
Beverages — 0.1%
Primo Brands Corp., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 3/31/31	$4,673	$ 4,699,203
		$ 4,699,203
Broadline Retail — 0.0%†
Peer Holding III BV, Term Loan, 7/1/31(18)	$1,000	$ 1,003,250
		$ 1,003,250
Chemicals — 0.2%
Charter NEX U.S., Inc., Term Loan, 6.114%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	$6,483	$ 6,492,282
		$ 6,492,282
Commercial Services & Supplies — 0.1%
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	$997	$ 998,784
Prime Security Services Borrower LLC, Term Loan, 5.619%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	5,077	5,050,527
		$ 6,049,311
Electronic Equipment, Instruments & Components — 0.0%†
Chamberlain Group, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	$997	$ 999,227
		$ 999,227
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$3,714	$ 3,704,233
		$ 3,704,233
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 0.1%
Hologic, Inc., Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33	$4,000	$ 3,919,180
		$ 3,919,180
Health Care Providers & Services — 0.0%†
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	$997	$ 999,490
		$ 999,490
Insurance — 0.4%
Alliant Holdings Intermediate LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$1,995	$ 1,970,714
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	7,401	7,256,611
HUB International Ltd., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	2,923	2,923,247
USI, Inc.:
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	3,422	3,414,285
Term Loan, 9/29/30(18)	997	994,719
		$ 16,559,576
IT Services — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$7,915	$ 7,829,078
		$ 7,829,078
Machinery — 0.1%
Engineered Machinery Holdings, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	$997	$ 1,003,864
Gates Global LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	1,995	1,994,236
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	1,715	1,724,773
		$ 4,722,873
Metals/Mining — 0.1%
Zekelman Industries, Inc., Term Loan, 5.863%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$4,987	$ 4,990,761
		$ 4,990,761

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.2%
Opal Bidco SAS, Term Loan, 4/28/32(18)	$6,500	$ 6,503,478
		$ 6,503,478
Professional Services — 0.0%†
Trans Union LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,719	$ 1,717,281
		$ 1,717,281
Software — 0.2%
Epicor Software Corp., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	$4,704	$ 4,506,609
McAfee LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	983	875,932
Open Text Corp., Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	2,136	2,095,002
		$ 7,477,543
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$30	$ 30,033
		$ 30,033
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.389%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$4,987	$ 4,994,100
		$ 4,994,100
Total Senior Floating-Rate Loans (identified cost $84,403,951)		$ 83,691,868

Sovereign Government Bonds — 2.8%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/33	BRL	202,000	$ 32,511,204
			$ 32,511,204
Colombia — 0.9%
Colombia TES, 13.25%, 2/9/33	COP	130,000,000	$ 40,129,171
			$ 40,129,171
Security	Principal Amount (000's omitted)		Value
Mexico — 0.9%
Mexico Bonos:
7.00%, 9/3/26	MXN	93,200	$ 5,326,926
7.75%, 11/23/34	MXN	510,000	27,149,710
Mexico Udibonos, 4.00%, 11/30/28	MXN	92,484	5,289,892
			$ 37,766,528
Romania — 0.2%
Romania Government International Bonds:
2.00%, 4/14/33(12)	EUR	1,505	$ 1,419,770
3.75%, 2/7/34(12)	EUR	8,471	8,777,207
			$ 10,196,977
South Africa — 0.1%
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	3,118	$ 3,196,457
			$ 3,196,457
Total Sovereign Government Bonds (identified cost $121,623,747)			$ 123,800,337

Tax-Exempt Municipal Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.0%†
Oregon State University, 5.00%, 4/1/38	$575	$ 659,084
University of Maine System, 5.50%, 3/1/56	185	200,796
		$ 859,880
General Obligations — 0.1%
Bardstown, KY, 4.00%, 12/1/48	$1,100	$ 1,042,525
Baytown, TX:
4.50%, 2/1/51	810	802,752
4.50%, 2/1/51	2,000	1,982,103
Johnston County, NC, 5.00%, 4/1/47	375	403,087
Kenton County School District, KY, 4.00%, 6/1/44	1,000	981,637
Round Rock, TX, 4.25%, 8/15/50	430	420,898
		$ 5,633,002
Other Revenue — 0.0%†
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/44	$1,615	$ 1,616,032
		$ 1,616,032

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.0%†
Idaho Housing and Finance Association, (Transportation Expansion and Congestion Mitigation Fund), 4.00%, 8/15/49	$315	$ 303,268
		$ 303,268
Water and Sewer — 0.1%
Rural Water Financing Agency, KY:
4.00%, 2/1/51	$1,000	$ 917,565
4.00%, 2/1/52	1,045	951,568
		$ 1,869,133
Total Tax-Exempt Municipal Obligations (identified cost $10,067,722)		$ 10,281,315

U.S. Government Agency Mortgage-Backed Securities — 19.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$30,362	$ 29,959,373
5.50%, with various maturities to 2055	172,711	173,769,312
Federal National Mortgage Association:
2.00%, 4/1/51	800	656,460
5.50%, with various maturities to 2055	88,837	89,327,228
Government National Mortgage Association II, 5.50%, 12/20/55(19)	7,595	7,641,840
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(20)	27,260	25,476,386
4.50%, 30-Year, TBA(20)	136,135	130,514,108
5.00%, 30-Year, TBA(20)	316,588	311,109,555
5.50%, 30-Year, TBA(20)	91,370	91,687,962
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $859,275,139)		$ 860,142,224

U.S. Treasury Obligations — 30.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$844	$ 401,840
2.25%, 8/15/46	4,314	2,815,053
2.50%, 2/15/46	1,067	736,001
3.00%, 11/15/45	1,682	1,270,633
3.625%, 5/15/53	15,000	11,991,211
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
3.875%, 5/15/43	$6,480	$ 5,729,611
4.00%, 11/15/52	41,977	35,923,129
4.50%, 2/15/44	22,700	21,625,297
4.625%, 11/15/45	167,243	160,657,807
4.625%, 2/15/46	16,111	15,469,077
4.75%, 11/15/43	38,511	37,891,214
U.S. Treasury Notes:
0.625%, 8/15/30	1,643	1,423,088
1.25%, 8/15/31	53,791	46,499,798
1.375%, 11/15/31	26,141	22,579,799
1.625%, 5/15/31	816	724,009
1.875%, 2/15/32	1,193	1,052,589
2.75%, 8/15/32	1,969	1,808,634
2.875%, 5/15/32	5,683	5,276,976
3.50%, 2/15/33	2,443	2,331,252
3.75%, 6/30/27	3,164	3,153,207
3.75%, 5/31/30	29,723	29,257,998
3.875%, 4/30/30	353,402	349,612,590
4.00%, 2/15/34	140,541	137,329,419
4.125%, 11/30/29	273,351	272,955,923
4.125%, 2/15/36	6,312	6,159,131
4.25%, 11/15/34	1,851	1,833,105
4.25%, 5/15/35	124,119	122,669,329
4.25%, 8/15/35	13,435	13,265,488
Total U.S. Treasury Obligations (identified cost $1,321,086,467)		$1,312,443,208

Miscellaneous — 0.0%
Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(10)(21)	$ 3,339,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 10.4%
Affiliated Fund – 10.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(22)	450,605,366	$ 450,605,366
Total Affiliated Fund (identified cost $450,605,366)		$ 450,605,366

U.S. Treasury Obligations – 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/22/26(19)	$3,550	$ 3,508,311
Total U.S. Treasury Obligations (identified cost $3,509,601)		$ 3,508,311
Total Short-Term Investments (identified cost $454,114,967)		$ 454,113,677
Total Investments — 111.8% (identified cost $4,873,488,704)		$4,866,168,938
Other Assets, Less Liabilities — (11.8)%		$ (514,969,235)
Net Assets — 100.0%		$4,351,199,703
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $1,259,049,148 or 28.9% of the Fund's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(4)	Principal Amount is denominated in Canadian dollars.
(5)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(7)	When-issued security.
(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2026.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate.
(10)	Non-income producing security.
(11)	Restricted security. Total market value of restricted securities amounts to $1,551,762 which represents less than 0.05% of the net assets of the Fund as of June 30, 2026.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $170,578,485 or 3.9% of the Fund's net assets.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	This Senior Loan will settle after June 30, 2026, at which time the interest rate will be determined.
(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(20)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(21)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(22)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	84.6%	$4,115,380,807
Denmark	3.5	169,166,949
Canada	2.3	110,607,089
Cayman Islands	1.9	93,762,489
Mexico	1.6	78,815,258
Colombia	0.8	40,131,115
United Kingdom	0.7	36,862,715
Brazil	0.7	35,891,008
France	0.4	17,544,863
Ireland	0.3	12,656,175
Romania	0.2	10,196,977
Netherlands	0.2	9,838,863
Germany	0.2	9,545,615
Luxembourg	0.2	9,222,128
Zambia	0.1	6,228,184
Italy	0.1	6,045,694
Switzerland	0.1	5,287,073
Jersey	0.1	5,010,391
Hong Kong	0.1	4,572,584
Bermuda	0.1	3,708,757
China	0.1	3,505,407
Spain	0.1	3,487,667
South Africa	0.1	3,196,457
Australia	0.1	3,115,861
Chile	0.0†	2,163,037
Supranational	0.0†	2,105,502
Indonesia	0.0†	1,345,709
Macau	0.0†	846,812
Exchange-Traded Funds	1.4	65,927,752
Total Investments	100.0%	$4,866,168,938
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	41,385,128	USD	7,821,354	JPMorgan Chase Bank, N.A.	9/16/26	$ 51,670	$ —
BRL	7,993,808	USD	1,518,581	JPMorgan Chase Bank, N.A.	9/16/26	2,146	—
HUF	3,277,895,302	EUR	9,213,930	Goldman Sachs International	9/16/26	—	(63,157)
HUF	266,518,229	USD	852,058	Goldman Sachs International	9/16/26	1,508	—
HUF	3,277,964,968	USD	10,708,531	Goldman Sachs International	9/16/26	—	(210,330)
INR	1,022,577,209	USD	10,744,743	Bank of America, N.A.	9/16/26	—	(3,711)
INR	434,380,115	USD	4,560,421	BNP Paribas	9/16/26	2,257	—

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KRW	10,373,711	USD	6,785	JPMorgan Chase Bank, N.A.	9/16/26	$ —	$ (72)
USD	5,513,144	CAD	7,650,988	State Street Bank and Trust Company	9/16/26	100,272	—
USD	37,350,369	COP	132,939,300,000	Citibank, N.A.	9/16/26	—	(853,664)
USD	170,807,696	DKK	1,098,310,566	JPMorgan Chase Bank, N.A.	9/16/26	2,236,561	—
USD	5,608,735	EUR	4,820,585	Barclays Bank PLC	9/16/26	83,313	—
USD	3,504,532	EUR	3,064,441	Barclays Bank PLC	9/16/26	—	(7,973)
USD	71,998,698	EUR	61,969,547	JPMorgan Chase Bank, N.A.	9/16/26	968,338	—
USD	17,301,830	GBP	12,896,586	Citibank, N.A.	9/16/26	195,244	—
MXN	32,544,744	USD	1,850,828	Bank of America, N.A.	9/17/26	—	(1,521)
MXN	57,174,172	USD	3,277,023	UBS AG	9/17/26	—	(28,186)
						$3,641,309	$(1,168,614)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	3,526	Long	9/30/26	$ 377,447,281	$ 276,281
U.S. 10-Year Treasury Note	1,210	Long	9/21/26	132,967,656	511,761
U.S. Long Treasury Bond	2,084	Long	9/21/26	236,533,999	4,129,409
U.S. Ultra 10-Year Treasury Note	2,937	Long	9/21/26	330,320,719	2,276,924
U.S. Ultra-Long Treasury Bond	562	Long	9/21/26	65,279,813	541,912
Euro-Bund	(1,070)	Short	9/8/26	(155,683,578)	(1,607,989)
U.S. 2-Year Treasury Note	(1,234)	Short	9/30/26	(254,367,890)	320
					$6,128,618
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	15,000	Receives	SOFR (pays annually)	4.15% (pays annually)	2/15/46	$158,686	$ —	$158,686
Total						$158,686	$ —	$158,686

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$ 7,000	5.50% (pays monthly)(4)	5.83%	10/10/29	$(37,713)	$ —	$(37,713)
U.S. Single Family Rental	Goldman Sachs International	4,875	7.85% (pays monthly)(4)	8.06	3/18/28	44,391	2,866	47,257
Total		$11,875				$6,678	$2,866	$9,544
(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $11,875,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
COP	– Colombian Peso
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risk and/or to enhance total return or as a substitute for the purchase or sale of securities.

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Restricted Securities
At June 30, 2026, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	79,374	$448,268	$1,551,762
Total Restricted Securities			$448,268	$1,551,762
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $615,935,777, which represents 14.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Capital gain distributions received	Principal amount ($)/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	$16,185,342	$ 30,000,000	$ —	$ —	$ 831,179	$ 47,016,521	$3,026,367	$255,371	5,448,033
Eaton Vance Emerging Markets Local Income Fund, Class I	32,593,084	19,400,000	(50,000,000)	1,512,195	(277,025)	3,110,447	2,629,549	—	873,721
Eaton Vance Global Macro Absolute Return Fund, Class I	16,258,776	21,000,000	—	—	863,300	38,122,076	1,688,897	—	4,231,085
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.571%, 5/15/49	3,906,564	—	—	—	61,156	3,967,720	146,026	—	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,322,088	—	—	—	333,389	2,667,749	63,510	—	$3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	4,139,630	—	—	—	354,210	4,518,146	151,655	—	$5,000,000

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Capital gain distributions received	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 38,045,608	$ —	$ —	$ (396,628)	$ 37,648,980	$698,968	$ —	776,186
Eaton Vance Preferred Securities & Income ETF	—	316,449	—	1,582	(227)	316,222	1,582	—	6,300
Eaton Vance Short Duration Income ETF	13,365,300	7,723,500	—	—	(238,250)	20,850,550	663,276	—	410,000
Eaton Vance Ultra-Short Income ETF	1,274,125	5,873,050	—	—	(35,175)	7,112,000	202,873	—	140,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	13,786,757	1,180,357,316	(743,538,707)	—	—	450,605,366	6,071,811	—	450,605,366
Total				$1,513,777	$1,495,929	$615,935,777	$15,344,514	$255,371
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Affiliated Investment Funds	$ 88,249,044	$ —	$ —	$ 88,249,044
Asset-Backed Securities	—	418,178,411	—	418,178,411
Collateralized Mortgage Obligations	—	145,604,283	—	145,604,283
Commercial Mortgage-Backed Securities	—	293,616,494	—	293,616,494
Common Stocks	1,944	1,551,762	—	1,553,706
Convertible Bonds	—	22,313,892	—	22,313,892
Corporate Bonds	—	972,899,077	—	972,899,077
Exchange-Traded Funds	65,927,752	—	—	65,927,752
Preferred Stocks	13,353,650	—	—	13,353,650
Miscellaneous	—	—	0	0
Senior Floating-Rate Loans	—	83,691,868	—	83,691,868
Sovereign Government Bonds	—	123,800,337	—	123,800,337
Tax-Exempt Municipal Obligations	—	10,281,315	—	10,281,315

Eaton Vance
Total Return Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$ 860,142,224	$ —	$ 860,142,224
U.S. Treasury Obligations	—	1,312,443,208	—	1,312,443,208
Short-Term Investments:
Affiliated Fund	450,605,366	—	—	450,605,366
U.S. Treasury Obligations	—	3,508,311	—	3,508,311
Total Investments	$618,137,756	$4,248,031,182	$0	$4,866,168,938
Forward Foreign Currency Exchange Contracts	$ —	$ 3,641,309	$ —	$ 3,641,309
Futures Contracts	7,736,607	—	—	7,736,607
Swap Contracts	—	203,077	—	203,077
Total	$625,874,363	$4,251,875,568	$0	$4,877,749,931
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,168,614)	$ —	$ (1,168,614)
Futures Contracts	(1,607,989)	—	—	(1,607,989)
Swap Contracts	—	(37,713)	—	(37,713)
Total	$ (1,607,989)	$ (1,206,327)	$ —	$ (2,814,316)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.